SCHEDULE OF NET OPERATING LOSSES AND TAX CREDIT CARRYFORWARDS (Details) - Ensysce Biosciences, Inc [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax credits	$ 2,344,011
Tax Credit Carryforward, Description	2028-2040
Domestic Tax Authority [Member] | Post December 31, 2017 [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 4,220,846
[custom:OperatingLossCarryforwardsExpirationDateDescription]	Indefinite
Domestic Tax Authority [Member] | Pre January 1, 2018 [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 84,007,935
[custom:OperatingLossCarryforwardsExpirationDateDescription]	2024-2037
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 68,792,637
[custom:OperatingLossCarryforwardsExpirationDateDescription]	2028-2040
Tax credits	$ 1,528,444
Tax Credit Carryforward, Description	Indefinite